Goodwill and impairment review of goodwill - Disclosure of Goodwill by Segment (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Upstream
Disclosure of detailed information about intangible assets [line items]
Excess of recoverable amount over carrying amount	$ 27,705	$ 26,035
Goodwill
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	11,551	11,194	$ 11,627
Goodwill | Upstream
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	7,728	7,726
Goodwill | Downstream
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	3,758	3,401
Goodwill | Downstream | Lubricants
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	2,849	2,571
Goodwill | Downstream | Other Products
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	909	830
Goodwill | Other businesses and corporate
Disclosure of detailed information about intangible assets [line items]
Intangible assets and goodwill	$ 65	$ 67